Operating Segment Information - Individual Customers Accounting for at least 10% of Operating Revenues (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure of Major Customers [Line Items]
Operating revenues	$ 213,011,018	$ 7,678,840	$ 176,820,914	$ 148,201,641
Customer concentration risk [member] | Wafer fabrication [member] | Customer A [member]
Disclosure of Major Customers [Line Items]
Operating revenues	$ 21,935,208		$ 20,380,814	$ 17,576,293